Organization And Business (Tables)	6 Months Ended
Jun. 30, 2013
Organization And Business [Abstract]
Schedule Of Kiosk And Location Count [Table Text Block]
Our kiosks are located primarily in supermarkets, drug stores, mass merchants, financial institutions, convenience stores, and restaurants. Our kiosk and location counts as of June 30, 2013, are as follows:

	Kiosks	Locations
Redbox(1)	43,600	35,900
Coinstar	20,700	20,500
New Ventures	340	340
Total(1)	64,640	56,740
(1) As of June 30, 2013, no kiosks acquired from NCR remained in service. See Note 4: Business Combination for more information on the NCR Asset Acquisition.